Annual Total Returns- Undiscovered Managers Behavioral Value Fund (A C I Shares) [BarChart] - A C I Shares - Undiscovered Managers Behavioral Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.71%)	23.28%	37.10%	5.30%	3.02%	20.35%	12.98%	(15.62%)	22.73%	3.10%